Employee Benefits - Summary of Major Employee Benefits Expenses other than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Salary	¥ 688,316	¥ 573,080	¥ 458,039
Bonuses	161,821	133,792	127,888
Other	¥ 274,094	¥ 237,857	¥ 187,440